Colony Credit - Narrative (Details) $ in Thousands			3 Months Ended		9 Months Ended	12 Months Ended
	Feb. 01, 2019	Jan. 31, 2018 USD ($) shares	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loans receivable, net			$ 1,596,673			$ 1,659,217	$ 3,223,762
Other gain (loss), net			$ (49,069)	$ 75,256		$ 51,706	$ (25,814)	$ 18,416
Colony Credit
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage			36.40%			36.60%
Equity Method Investment | Colony Credit
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other gain (loss), net		$ 9,900			$ 9,900
NorthStar I Stockholders
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loans receivable, net		$ 150,200
Commercial Real Estate Credit REIT (Combination)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage		37.00%
Commercial Real Estate Credit REIT (Combination) | NorthStar I Stockholders
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage		32.00%
Commercial Real Estate Credit REIT (Combination) | NorthStar Income II Stockholders
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage		31.00%
Common Class B-3 | Equity Method Investment | Colony Credit
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity method investment, shares owned | shares		44,399,444
Common Membership Units | Equity Method Investment | Colony Credit
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity method investment, shares owned | shares		3,075,623
Senior Participation Interest | NorthStar I Excluded Asset
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investments		$ 65,000
Investment management contracts
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Write-off of intangible assets		$ 139,000
Subsequent Event | Common Class B-3 | Commercial Real Estate Credit REIT (Combination) | Colony Credit
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Stock conversion ratio	1
Subsequent Event | Common Membership Units | Commercial Real Estate Credit REIT (Combination) | Colony Credit
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Stock conversion ratio	1